Foreign Currency Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Foreign currency assets and liabilities [abstract]
Schedule of foreign currency assets and liabilities

Items (1)	Amount (2)	Exchange rate (3)	06.30.19	06.30.18
Assets
Trade and other receivables
Uruguayan Pesos	678	1.20	814	36
US Dollar	13,709	42.26	579,334	413,494
Euros	72	47.99	3,447	7,432
Trade and other receivables with related parties
US Dollar	2,374	42.46	100,780	174,898
Total trade and other receivables			684,375	595,860
Investments in financial assets
US Dollar	65,893	42.26	2,784,645	5,336,999
Investment in financial assets with related parties
US Dollar	64,787	42.46	2,750,850	386,667
Total investments in financial assets			5,535,495	5,723,666
Cash and cash equivalents
Uruguayan Pesos	2	1.20	2	3
US Dollar	70,579	42.26	2,982,680	3,758,377
Pound	2	53.64	81	89
Euros	1	47.99	55	59
Total cash and cash equivalents			2,982,818	3,758,528
Total Assets			9,202,688	10,078,054
Liabilities
Trade and other payables
Uruguayan Pesos	6	1.20	7	22
US Dollar	6,697	42.46	284,360	256,873
Euros	-	48.71	-	2,164
Total trade and other payables			284,367	259,059
Borrowings
US Dollar	542,084	42.46	23,016,872	24,342,962
Total borrowings			23,016,872	24,342,962
Derivative financial instruments
US Dollar	635	42.46	26,956	411
Total derivative financial instruments			26,956	411
Provisions
US Dollar	5	42.46	212	224
Total Provisions			212	224
Total Liabilities			23,328,407	24,602,656

(1)	Considering foreign currencies those that differ from each one of the Group's companies' functional currency at each year-end.
(2)	Expressed in thousands.
(3)	Exchange rate of the Argentine Peso as of June 30, 2019 and 2018 as reported by the Argentine Central Bank.